UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03090
MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Equity Research Fund

Class A-EEMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$146	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.69%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	34.69%	7.20%	5.02%
A with initial sales charge (5.75%)	26.95%	5.94%	3.89%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMA-ANN

MFS® Emerging Markets
Equity Research Fund

Class C-EEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$232	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 33.63%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	33.63%	6.39%	4.23%
C with CDSC (1% for 12 months)×	32.63%	6.39%	4.23%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMC-ANN

MFS® Emerging Markets
Equity Research Fund
Class I-EEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$116	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.94%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	34.94%	7.45%	5.27%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMI-ANN

MFS® Emerging Markets
Equity Research Fund
Class R1-EEMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$232	1.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 33.60%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	33.60%	6.39%	4.23%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR1-ANN

MFS® Emerging Markets
Equity Research Fund
Class R2-EEMEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$175	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.30%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	34.30%	6.92%	4.75%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR2-ANN

MFS® Emerging Markets
Equity Research Fund
Class R3-EEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$145	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.60%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	34.60%	7.19%	5.02%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR3-ANN

MFS® Emerging Markets
Equity Research Fund
Class R4-EEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$116	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 35.05%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	35.05%	7.46%	5.28%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR4-ANN

MFS® Emerging Markets
Equity Research Fund

Class R6-EEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$116	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 34.91%, at net asset value. This compares with a return of 36.44% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection within the information technology sector strengthened relative performance.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Security selection within the communication services sector weighed on the fund's relative returns.
    The combination of overweight positions and, to a lesser extent, stock selection within both the energy and consumer staples sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	34.91%	7.47%	5.29%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	36.44%	8.03%	5.82%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	5,460,576	Total Management Fee ($)#:	42,244
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	15.0%
SK Hynix, Inc.	6.2%
Samsung Electronics Co. Ltd.	5.3%
Tencent Holdings Ltd.	5.1%
China Construction Bank Corp.	2.4%
MediaTek, Inc.	2.3%
Alibaba Group Holding Ltd., ADR	2.3%
ASE Technology Holding Co. Ltd.	2.2%
Samsung Fire & Marine Insurance Co. Ltd.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Issuer country weightings
Taiwan	26.5%
China	21.4%
South Korea	18.1%
India	10.3%
Brazil	7.1%
Hong Kong	2.3%
Mexico	2.3%
Portugal	1.8%
United States	1.7%
Other Countries	8.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR6-ANN

MFS® Equity Income Fund
Class A-EQNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$100	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 26.97%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	26.97%	12.22%	12.56%
A with initial sales charge (5.75%)	19.67%	10.90%	11.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIA-ANN

MFS® Equity Income Fund
Class B-EQNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$184	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 26.03%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	26.03%	11.39%	11.71%
B with CDSC (declining over six years from 4% to 0%)×	22.03%	11.13%	11.71%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIB-ANN

MFS® Equity Income Fund
Class C-EQNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$184	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 26.08%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	26.08%	11.39%	11.72%
C with CDSC (1% for 12 months)×	25.08%	11.39%	11.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIC-ANN

MFS® Equity Income Fund

Class I-EQNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	27.31%	12.50%	12.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQII-ANN

MFS® Equity Income Fund

Class R1-EQNRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$184	1.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 26.08%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	26.08%	11.39%	11.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR1-ANN

MFS® Equity Income Fund

Class R2-EQNSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$128	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 26.67%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	26.67%	11.94%	12.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR2-ANN

MFS® Equity Income Fund

Class R3-EQNTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$100	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 27.00%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	27.00%	12.23%	12.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR3-ANN

MFS® Equity Income Fund
Class R4-EQNUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 27.31%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	27.31%	12.50%	12.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR4-ANN

MFS® Equity Income Fund
Class R6-EQNVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$63	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 27.43%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 31.19%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the financials and information technology sectors contributed to the fund's relative performance.
    The combination of security selection and an overweight position in the energy sector also supported relative returns.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials and health care sectors held back the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	27.43%	12.59%	12.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	12.86%	15.08%
Russell 1000® Value Index ∆	31.19%	11.83%	11.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
Effective March 1, 2026, the Russell 1000® Value Index replaced the Standard & Poor's 500 Stock Index as the fund's primary benchmark. The fund continues to use the Standard & Poor's 500 Stock Index as the broadbased benchmark.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	922,612,985	Total Management Fee ($)#:	3,595,531
Total Number of Holdings:	101	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Equity sectors
Financials	22.5%
Information Technology	14.9%
Health Care	12.3%
Industrials	9.0%
Consumer Discretionary	8.7%
Energy	7.3%
Consumer Staples	6.6%
Utilities	5.7%
Real Estate	5.0%
Communication Services	4.3%
Materials	1.9%
Top ten holdings
Johnson & Johnson	2.7%
Popular, Inc.	2.6%
Microsoft Corp.	2.3%
Apple, Inc.	2.3%
Citigroup, Inc.	2.2%
Pfizer, Inc.	2.1%
Northern Trust Corp.	2.1%
Alphabet, Inc., "A"	2.0%
Seagate Technology Holdings PLC	1.9%
TechnipFMC PLC	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR6-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class A-UIVVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$94	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.68%	8.26%
A with initial sales charge (5.75%)	2.43%	6.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVA-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class C-UIVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$172	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 7.94%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.94%	7.46%
C with CDSC (1% for 12 months)×	6.94%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVC-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class I-UIVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	9.05%	8.53%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVI-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class R1-UIVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$172	1.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 7.94%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.94%	7.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR1-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class R2-UIVNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	8.46%	7.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR2-ANN

MFS® Intrinsic Equity Fund

(formerly MFS® Intrinsic Value Fund)

Class R3-UIVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$94	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.71%	8.27%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR3-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class R4-UIVQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.65%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 9.04%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	9.04%	8.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR4-ANN

MFS® Intrinsic Equity Fund
(formerly MFS® Intrinsic Value Fund)
Class R6-UIVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Equity Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Intrinsic Equity Fund (fund) provided a total return of 8.99%, at net asset value. This compares with a return of 19.56% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    The fund's decision to avoid investments in the utilities sector contributed positively to its relative performance.
    An underweight allocation to the consumer discretionary sector also benefited relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of stock selection and an underweight allocation to the information technology sector held back the fund's relative performance.
    Stock selection within both the health care and industrials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.99%	8.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	19.56%	13.77%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	4,882,970	Total Management Fee ($)#:	27,074
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	26
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Equities	96.7%
Money Market Funds	3.3%
Equity sectors
Financials	17.9%
Health Care	16.6%
Information Technology	16.1%
Industrials	15.9%
Materials	15.7%
Consumer Discretionary	6.2%
Consumer Staples	4.5%
Energy	2.7%
Real Estate	1.1%
Top ten holdings
Microsoft Corp.	6.6%
Amazon.com, Inc.	5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Colgate-Palmolive Co.	2.5%
Wheaton Precious Metals Corp.	2.3%
Bank of America Corp.	2.3%
Franco-Nevada Corp.	2.2%
CME Group, Inc.	2.1%
Waters Corp.	2.1%
Analog Devices, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS Intrinsic Value Fund was renamed to the MFS Intrinsic Equity Fund. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2026 and 2025, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Emerging Markets Equity Research Fund	56,278	56,262
MFS Equity Income Fund	54,580	54,814
MFS Intrinsic Equity Fund	55,223	55,238
Total	166,081	166,314

For the fiscal years ended July 31, 2026 and 2025, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Emerging Markets	0	0	720	632	0	0
Equity Research Fund

To MFS Equity Income Fund	0	0	720	632	0	0
To MFS Intrinsic Equity Fund	0	0	720	632	0	0
Total fees billed by E&Y		0
To above Funds	0		2,160	1,896	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	170,568	78,600
Markets Equity Research

Fund*
To MFS and MFS Related
Entities of MFS Equity Income	0	0	0	0	170,568	78,600
Fund*
To MFS and MFS Related
Entities of MFS Intrinsic	0	0	0	0	170,568	78,600
Equity Fund*

Fees billed by E&Y:			Aggregate fees for non-audit services:
				2026		2025
To MFS Emerging Markets Equity Research Fund,				361,268		413,283
MFS and MFS Related Entities#

To MFS Equity Income Fund, MFS and MFS Related				361,268		413,283
Entities#

To MFS Intrinsic Equity Fund, MFS and MFS Related				361,268		413,283
Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Equity Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Research Fund
Portfolio of Investments − 7/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 94.6%
Alcoholic Beverages – 1.1%
Kweichow Moutai Co. Ltd., “A”	300	$60,048
Auto & Auto Components – 3.0%
BYD Co. Ltd.	5,600	$67,055
Mahindra & Mahindra Ltd.	2,666	95,155
		$162,210
Business Services – 1.6%
Infosys Ltd.	3,373	$40,124
Kanzhun Ltd.	5,800	46,766
		$86,890
Chemicals – 1.1%
UPL Ltd.	9,157	$57,995
Conglomerates – 0.3%
LG Corp.	238	$16,771
Construction – 3.0%
Anhui Conch Cement Co. Ltd.	14,500	$34,187
Midea Group Co. Ltd., “A”	4,600	59,719
Techtronic Industries Co. Ltd.	4,000	67,531
		$161,437
Consumer Services – 0.2%
MakeMyTrip Ltd. (a)	240	$13,668
Diversified Financial Services – 1.4%
B3 S.A. - Brasil Bolsa Balcao	23,800	$73,853
Electrical Equipment – 2.3%
Contemporary Amperex Technology Co. Ltd.	800	$47,014
Samsung SDI Co. Ltd. (a)	60	16,707
WEG S.A.	6,500	60,523
		$124,244
Energy - Independent – 5.2%
Galp Energia SGPS S.A., “B”	2,802	$64,158
Petroleo Brasileiro S.A., ADR	1,358	26,345
Petroleo Brasileiro S.A., ADR	1,496	25,656
Petronet LNG Ltd.	6,037	17,812
PT United Tractors Tbk	31,900	42,459
Reliance Industries Ltd.	7,799	106,896
		$283,326
EEMFS-ANN
1

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	275	$11,408
Samsung Engineering Co. Ltd.	572	17,333
		$28,741
Entertainment & Leisure – 6.2%
NetEase, Inc., ADR	394	$52,509
Tencent Holdings Ltd.	4,700	284,790
		$337,299
Food & Beverages – 0.9%
Arca Continental S.A.B. de C.V.	2,040	$23,376
Gruma S.A.B. de C.V.	1,779	26,524
		$49,900
Food & Drug Stores – 1.3%
Jeronimo Martins SGPS S.A.	1,745	$34,933
Raia Drogasil S.A.	9,536	34,764
		$69,697
Global Systemically Important Banks – 2.4%
China Construction Bank Corp.	113,000	$132,705
Hardware, Peripherals, & Assembly – 11.6%
Hon Hai Precision Industry Co. Ltd.	15,212	$117,553
Largan Precision Co. Ltd.	353	43,422
Lenovo Group Ltd.	14,000	43,053
Lite-On Technology Corp.	5,058	32,572
SK Hynix, Inc.	311	341,687
SK Square Co. Ltd.	73	51,776
Xiaomi Corp., “B” (a)	800	2,929
		$632,992
Insurance – 4.0%
AIA Group Ltd.	5,800	$58,611
China Pacific Insurance Co. Ltd.	10,600	41,306
Samsung Fire & Marine Insurance Co. Ltd.	272	119,926
		$219,843
Machinery & Tools – 2.5%
AirTAC International Group	1,000	$40,421
Delta Electronics, Inc.	2,000	98,699
		$139,120
Media – 0.6%
NAVER Corp.	213	$30,947
Medical & Health Technology & Services – 1.0%
Hangzhou Tigermed Consulting Co. Ltd.	3,800	$28,153
Rede D'Or Sao Luiz S.A.	3,568	24,382
		$52,535
2

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 3.4%
Gold Fields Ltd., ADR	1,174	$38,061
Industries Qatar Q.S.C.	10,836	31,368
Vale S.A., ADR	4,993	75,195
Zijin Mining Group Co. Ltd., “H”	10,000	42,255
		$186,879
Network & Telecom – 1.0%
Accton Technology Corp.	794	$51,974
Non-Global Systemically Important Banks – 13.7%
Bank of Cyprus Holdings PLC	5,628	$66,522
China Merchants Bank Co. Ltd.	10,500	68,149
CIMB Group Holdings Berhad	18,600	35,912
Emirates NBD Bank PJSC	5,734	47,146
Grupo Financiero Banorte S.A. de C.V.	6,561	75,984
HDFC Bank Ltd.	14,573	114,267
ICICI Bank Ltd.	5,764	86,712
KB Financial Group, Inc.	553	65,358
National Bank of Greece S.A.	3,732	69,287
NU Holdings Ltd. (a)	3,877	55,557
Saudi Awwal Bank	7,102	63,994
Sberbank of Russia PJSC (a)(u)	11,152	0
		$748,888
Oil Services – 0.8%
ADNOC Drilling Co. PJSC	28,550	$45,238
Pharmaceuticals & Biotechnology – 1.3%
Hugel, Inc. (a)	191	$31,148
Sun Pharmaceutical Industries Ltd.	1,792	37,384
		$68,532
Retail & E-commerce – 3.5%
Alibaba Group Holding Ltd., ADR	1,039	$127,018
Mercadolibre, Inc. (a)	12	22,535
PDD Holdings, Inc., ADR (a)	499	44,191
		$193,744
Semiconductor & Electronic Components – 19.8%
ASE Technology Holding Co. Ltd.	7,021	$122,208
MediaTek, Inc.	1,198	128,216
Taiwan Semiconductor Manufacturing Co. Ltd.	11,120	831,574
		$1,081,998
Software – 0.3%
Totvs S.A.	2,800	$17,156
Telecom Services – 0.6%
Hellenic Telecommunications Organization S.A.	1	$23
PT Telekom Indonesia	241,000	35,225
		$35,248
Total Common Stocks (Identified Cost, $3,728,955)		$5,163,878
3

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 5.4%
Hardware, Peripherals, & Assembly – 5.4%
Samsung Electronics Co. Ltd. (Identified Cost, $172,563)	2,356	$295,806
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $71,602)	71,602	$71,617
Other Assets, Less Liabilities – (1.3)%		(70,725)
Net Assets – 100.0%		$5,460,576

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $71,617 and
$5,459,684, respectively.

(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,901,518)	$5,459,684
Investments in affiliated issuers, at value (identified cost, $71,602)	71,617
Cash	6
Foreign currency, at value (identified cost, $1,416)	1,417
Receivables for
Dividends	14,562
Receivable from investment adviser	10,969
Other assets	32
Total assets	$5,558,287
Liabilities
Payables for
Investments purchased	$987
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	83
Distribution and service fees	26
Payable for independent Trustees' compensation	498
Deferred foreign capital gains tax expense payable	4,822
Payable for audit and tax fees	76,303
Accrued expenses and other liabilities	14,898
Total liabilities	$97,711
Net assets	$5,460,576
Net assets consist of
Paid-in capital	$4,353,281
Total distributable earnings (loss)	1,107,295
Net assets	$5,460,576
Shares of beneficial interest outstanding	449,703

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$687,966	56,773	$12.12
Class C	170,176	14,246	11.95
Class I	176,117	14,497	12.15
Class R1	86,880	7,271	11.95
Class R2	89,095	7,377	12.08
Class R3	90,224	7,446	12.12
Class R4	91,366	7,517	12.16
Class R6	4,068,752	334,576	12.16

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.86 [100 / 94.25 x $12.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Emerging Markets Equity Research Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$122,311
Dividends from affiliated issuers	2,562
Other	793
Foreign taxes withheld	(14,213)
Total investment income	$111,453
Expenses
Management fee	$42,865
Distribution and service fees	3,719
Shareholder servicing costs	1,639
Administrative services fee	17,500
Independent Trustees' compensation	3,000
Custodian fee	38,604
Shareholder communications	8,312
Audit and tax fees	82,065
Legal fees	116
Registration fees	118,231
Miscellaneous	32,767
Total expenses	$348,818
Fees paid indirectly	(6)
Reduction of expenses by investment adviser	(300,354)
Net expenses	$48,458
Net investment income (loss)	$62,995
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $4,742 foreign capital gains tax)	$206,445
Affiliated issuers	(26)
Foreign currency	(2,886)
Net realized gain (loss)	$203,533
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $12,058 decrease in deferred foreign capital gains tax)	$1,021,392
Affiliated issuers	15
Translation of assets and liabilities in foreign currencies	230
Net unrealized gain (loss)	$1,021,637
Net realized and unrealized gain (loss)	$1,225,170
Change in net assets from operations	$1,288,165
See Notes to Financial Statements
6

MFS Emerging Markets Equity Research Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/26	7/31/25
Change in net assets
From operations
Net investment income (loss)	$62,995	$63,236
Net realized gain (loss)	203,533	(97,907)
Net unrealized gain (loss)	1,021,637	514,030
Change in net assets from operations	$1,288,165	$479,359
Total distributions to shareholders	$(75,025)	$(43,350)
Change in net assets from fund share transactions	$671,443	$39,870
Total change in net assets	$1,884,583	$475,879
Net assets
At beginning of period	3,575,993	3,100,114
At end of period	$5,460,576	$3,575,993
See Notes to Financial Statements
7

MFS Emerging Markets Equity Research Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.16	$8.05	$8.00	$7.32	$9.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.15	$0.15	$0.18	$0.08
Net realized and unrealized gain (loss)	2.99	1.07	0.11	0.57	(1.93)
Total from investment operations	$3.14	$1.22	$0.26	$0.75	$(1.85)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.11)	$(0.21)	$(0.07)	$(0.02)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.18)	$(0.11)	$(0.21)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$12.12	$9.16	$8.05	$8.00	$7.32
Total return (%) (r)(s)(t)(x)	34.69	15.31	3.44	10.29	(20.10)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.51	10.08	11.99	11.53	9.91
Expenses after expense reductions (f)	1.24	1.25	1.25	1.25	1.25
Net investment income (loss)	1.32	1.80	1.93	2.48	0.95
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$688	$221	$184	$158	$135

Class C	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.05	$7.98	$7.92	$7.26	$9.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.12	$0.08	$0.12	$0.02
Net realized and unrealized gain (loss)	2.97	1.02	0.12	0.56	(1.92)
Total from investment operations	$3.02	$1.14	$0.20	$0.68	$(1.90)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.14)	$(0.02)	$—
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.12)	$(0.07)	$(0.14)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$11.95	$9.05	$7.98	$7.92	$7.26
Total return (%) (r)(s)(t)(x)	33.63	14.46	2.71	9.41	(20.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.65	10.55	12.92	12.22	10.69
Expenses after expense reductions (f)	1.99	1.99	2.00	2.00	2.00
Net investment income (loss)	0.49	1.41	1.12	1.72	0.22
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$170	$103	$53	$52	$43

See Notes to Financial Statements
8

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class I	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.18	$8.06	$8.00	$7.32	$9.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.17	$0.17	$0.20	$0.10
Net realized and unrealized gain (loss)	3.00	1.07	0.11	0.56	(1.94)
Total from investment operations	$3.16	$1.24	$0.28	$0.76	$(1.84)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)
Net asset value, end of period (x)	$12.15	$9.18	$8.06	$8.00	$7.32
Total return (%) (r)(s)(t)(x)	34.94	15.57	3.82	10.58	(20.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.60	9.87	11.59	11.11	9.83
Expenses after expense reductions (f)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss)	1.47	2.01	2.21	2.71	1.22
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$176	$119	$128	$101	$48

Class R1	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.04	$7.97	$7.92	$7.26	$9.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.08	$0.12	$0.02
Net realized and unrealized gain (loss)	2.96	1.06	0.12	0.56	(1.92)
Total from investment operations	$3.01	$1.14	$0.20	$0.68	$(1.90)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.15)	$(0.02)	$—
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.10)	$(0.07)	$(0.15)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$11.95	$9.04	$7.97	$7.92	$7.26
Total return (%) (r)(s)(t)(x)	33.60	14.44	2.73	9.43	(20.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.74	10.84	12.89	12.32	10.66
Expenses after expense reductions (f)	1.99	2.00	2.00	2.00	2.00
Net investment income (loss)	0.45	1.01	1.13	1.70	0.19
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$87	$65	$60	$55	$36

See Notes to Financial Statements
9

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.13	$8.03	$7.98	$7.31	$9.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.13	$0.12	$0.16	$0.06
Net realized and unrealized gain (loss)	3.00	1.06	0.12	0.56	(1.93)
Total from investment operations	$3.10	$1.19	$0.24	$0.72	$(1.87)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.09)	$(0.19)	$(0.05)	$(0.00)(w)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.15)	$(0.09)	$(0.19)	$(0.05)	$(0.03)
Net asset value, end of period (x)	$12.08	$9.13	$8.03	$7.98	$7.31
Total return (%) (r)(s)(t)(x)	34.30	15.06	3.19	9.98	(20.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.24	10.34	12.38	11.82	10.16
Expenses after expense reductions (f)	1.49	1.50	1.50	1.50	1.50
Net investment income (loss)	0.95	1.53	1.63	2.20	0.69
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$89	$66	$58	$56	$37

Class R3	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.16	$8.05	$7.99	$7.32	$9.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.15	$0.14	$0.18	$0.08
Net realized and unrealized gain (loss)	3.00	1.07	0.13	0.56	(1.93)
Total from investment operations	$3.13	$1.22	$0.27	$0.74	$(1.85)
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.11)	$(0.21)	$(0.07)	$(0.02)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.17)	$(0.11)	$(0.21)	$(0.07)	$(0.05)
Net asset value, end of period (x)	$12.12	$9.16	$8.05	$7.99	$7.32
Total return (%) (r)(s)(t)(x)	34.60	15.31	3.57	10.20	(20.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.99	10.09	12.13	11.57	9.91
Expenses after expense reductions (f)	1.24	1.25	1.25	1.25	1.25
Net investment income (loss)	1.20	1.78	1.88	2.45	0.94
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$90	$67	$58	$56	$37

See Notes to Financial Statements
10

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.18	$8.06	$8.01	$7.33	$9.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.17	$0.16	$0.20	$0.10
Net realized and unrealized gain (loss)	3.01	1.07	0.11	0.56	(1.93)
Total from investment operations	$3.17	$1.24	$0.27	$0.76	$(1.83)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)
Net asset value, end of period (x)	$12.16	$9.18	$8.06	$8.01	$7.33
Total return (%) (r)(s)(t)(x)	35.05	15.57	3.69	10.57	(19.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.73	9.84	11.88	11.32	9.66
Expenses after expense reductions (f)	0.99	1.00	1.00	1.00	1.00
Net investment income (loss)	1.45	2.03	2.13	2.71	1.19
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$91	$68	$59	$56	$37

Class R6	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$9.19	$8.07	$8.01	$7.33	$9.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.17	$0.16	$0.20	$0.10
Net realized and unrealized gain (loss)	3.00	1.07	0.12	0.56	(1.93)
Total from investment operations	$3.16	$1.24	$0.28	$0.76	$(1.83)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.04)
From net realized gain	—	—	—	—	(0.03)
Total distributions declared to shareholders	$(0.19)	$(0.12)	$(0.22)	$(0.08)	$(0.07)
Net asset value, end of period (x)	$12.16	$9.19	$8.07	$8.01	$7.33
Total return (%) (r)(s)(t)(x)	34.91	15.56	3.83	10.58	(19.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.68	9.83	11.87	11.32	9.57
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.47	2.03	2.15	2.73	1.19
Portfolio turnover rate	38	34	33	59	39
Net assets at end of period (000 omitted)	$4,069	$2,868	$2,501	$2,303	$2,083

See Notes to Financial Statements
11

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Taiwan	$—	$1,466,639	$—	$1,466,639
China	932,775	249,072	—	1,181,847
South Korea	113,213	885,654	—	998,867
India	416,922	153,091	—	570,013
Brazil	393,431	—	—	393,431
Hong Kong	58,611	67,531	—	126,142
Mexico	125,884	—	—	125,884
Portugal	34,933	64,158	—	99,091
United Arab Emirates	92,384	—	—	92,384
Other Countries	405,386	—	0	405,386
Investment Companies	71,617	—	—	71,617
Total	$2,645,156	$2,886,145	$0	$5,531,301
For further information regarding security characteristics, see the Portfolio of Investments. At July 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at July 31, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
14

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/26	Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$75,025	$43,350
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$4,054,150
Gross appreciation	1,781,411
Gross depreciation	(304,260)
Net unrealized appreciation (depreciation)	$1,477,151
Undistributed ordinary income	43,220
Capital loss carryforwards	(406,746)
Other temporary differences	(6,330)
Total distributable earnings (loss)	$1,107,295
15

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
As of July 31, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(76,055)
Long-Term	(330,691)
Total	$(406,746)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/26	Year ended 7/31/25
Class A	$6,144	$2,428
Class C	1,452	483
Class I	2,327	1,505
Class R1	746	499
Class R2	1,074	677
Class R3	1,245	760
Class R4	1,420	846
Class R6	60,617	36,152
Total	$75,025	$43,350
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this management fee reduction amounted to $621, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this reduction amounted to $299,733, which is included in the reduction of total expenses in the Statement of Operations.
16

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4 for the year ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,017
Class C	0.75%	0.25%	1.00%	1.00%	1,336
Class R1	0.75%	0.25%	1.00%	1.00%	771
Class R2	0.25%	0.25%	0.50%	0.50%	395
Class R3	—	0.25%	0.25%	0.25%	200
Total Distribution and Service Fees					$3,719
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the year ended July 31, 2026.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2026, the fee was $1,060, which equated to 0.0235% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $579.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.3876% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At July 31, 2026, MFS held approximately 92% of the outstanding shares of Class R6 and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
17

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2026, this reimbursement amounted to $788, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $2,364,585 and $1,729,213, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	34,776	$394,956	1,010	$8,530
Class C	2,704	30,600	4,790	39,094
Class I	2,197	24,787	20	164
Class R1	—	—	12	105
Class R6	18,086	198,635	1,388	11,456
	57,763	$648,978	7,220	$59,349
Shares issued to shareholders in reinvestment of distributions
Class A	625	$6,144	308	$2,428
Class C	149	1,452	62	483
Class I	237	2,327	190	1,505
Class R1	77	746	64	499
Class R2	110	1,074	86	677
Class R3	126	1,245	96	760
Class R4	145	1,420	107	846
Class R6	6,154	60,617	4,576	36,152
	7,623	$75,025	5,489	$43,350
Shares reacquired
Class A	(2,705)	$(25,881)	(33)	$(257)
Class C	(5)	(43)	(81)	(651)
Class I	(858)	(8,782)	(3,190)	(25,488)
Class R1	—	—	(395)	(3,423)
Class R6	(1,749)	(17,854)	(4,024)	(33,010)
	(5,317)	$(52,560)	(7,723)	$(62,829)
Net change
Class A	32,696	$375,219	1,285	$10,701
Class C	2,848	32,009	4,771	38,926
Class I	1,576	18,332	(2,980)	(23,819)
Class R1	77	746	(319)	(2,819)
Class R2	110	1,074	86	677
Class R3	126	1,245	96	760
Class R4	145	1,420	107	846
Class R6	22,491	241,398	1,940	14,598
	60,069	$671,443	4,986	$39,870
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
18

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2026, the fund’s commitment fee and interest expense were $20 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,380	$1,595,106	$1,572,858	$(26)	$15	$71,617

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,562	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
19

MFS Emerging Markets Equity Research Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Emerging Markets Equity Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Research Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2026
20

MFS Emerging Markets Equity Research Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $122,311. The fund intends to pass through foreign tax credits of $18,449 for the fiscal year.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Research Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients,  (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I Shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period ended December 31, 2025 relative to the Broadridge performance universe. The Fund commenced operations on February 23, 2021; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s
23

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement - continued
performance at each of their regular meetings. After reviewing these and  related factors, the Trustees concluded, within the context of their overall conclusions regarding  the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
24

MFS Equity Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Equity Income Fund
Portfolio of Investments − 7/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Aerospace & Defense – 0.8%
General Dynamics Corp.	11,398	$4,370,221
Leidos Holdings, Inc.	27,750	3,207,900
		$7,578,121
Alcoholic Beverages – 0.7%
Ambev S.A., ADR (l)	2,215,433	$6,889,997
Auto & Auto Components – 0.6%
Ford Motor Co.	348,746	$5,119,591
Brokerage & Asset Managers – 4.8%
Ameriprise Financial, Inc.	25,367	$13,846,323
Charles Schwab Corp.	19,307	2,031,869
Interactive Brokers Group, Inc.	68,029	5,985,872
Northern Trust Corp.	106,363	19,378,275
TPG, Inc.	60,314	2,633,309
		$43,875,648
Business Services – 0.8%
Accenture PLC, “A”	24,256	$4,024,556
Cognizant Technology Solutions Corp., “A”	68,286	3,779,630
		$7,804,186
Chemicals – 0.3%
Eastman Chemical Co.	42,343	$2,961,893
Construction – 1.3%
Masco Corp.	167,521	$11,974,401
Consumer Products – 1.7%
Colgate-Palmolive Co.	138,127	$12,610,995
Kimberly-Clark Corp.	30,247	3,306,300
		$15,917,295
Diversified Financial Services – 0.8%
Mastercard, Inc., “A”	12,352	$7,078,931
Electrical Equipment – 1.4%
Amphenol Corp., “A”	22,780	$3,660,746
Eaton Corp. PLC	22,756	9,448,291
		$13,109,037
Energy - Independent – 5.0%
Cenovus Energy, Inc.	225,453	$6,798,087
Eni S.p.A.	366,875	10,203,347
Phillips 66	40,425	8,557,164
Suncor Energy, Inc.	48,050	3,226,755
EQIFS-ANN

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
TotalEnergies SE	64,684	$5,745,305
Valero Energy Corp.	38,315	11,988,764
		$46,519,422
Energy - Renewables – 0.3%
AES Corp.	197,548	$2,900,005
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	25,545	$3,446,787
Entertainment & Leisure – 2.0%
Brunswick Corp.	171,511	$13,549,369
Polaris, Inc.	79,222	5,314,212
		$18,863,581
Food & Beverages – 0.7%
General Mills, Inc.	65,987	$2,359,035
PepsiCo, Inc.	29,416	4,105,297
		$6,464,332
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	211,614	$2,450,490
Global Systemically Important Banks – 7.8%
Bank of America Corp.	259,356	$16,067,104
BNP Paribas S.A.	98,482	12,485,053
Citigroup, Inc.	152,986	20,262,996
ING Groep N.V.	155,227	5,427,493
JPMorgan Chase & Co.	5,466	1,922,884
State Street Corp.	54,401	10,018,488
Wells Fargo & Co.	67,597	5,843,761
		$72,027,779
Hardware, Peripherals, & Assembly – 5.6%
Apple, Inc.	68,385	$21,124,810
Arista Networks, Inc. (a)	41,425	7,470,999
Hewlett Packard Enterprise	118,569	5,679,455
Seagate Technology Holdings PLC	20,131	17,234,753
		$51,510,017
Health Maintenance Organizations – 2.2%
Cigna Group	51,251	$14,301,592
Humana, Inc.	17,684	6,434,500
		$20,736,092
Insurance – 4.7%
Equitable Holdings, Inc.	271,633	$12,943,312
Hartford Insurance Group, Inc.	27,491	3,901,248
Lincoln National Corp.	288,714	13,168,246
Voya Financial, Inc.	132,739	13,198,239
		$43,211,045

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Interactive Media Services – 2.8%
Alphabet, Inc., “A”	53,061	$18,896,614
Meta Platforms, Inc., “A”	12,554	6,988,937
		$25,885,551
Machinery & Tools – 4.7%
AGCO Corp.	144,542	$14,766,411
Caterpillar, Inc.	13,251	10,797,047
Finning International, Inc.	158,543	10,506,577
Trane Technologies PLC	16,767	7,628,147
		$43,698,182
Media – 1.5%
Omnicom Group, Inc.	112,005	$8,814,793
TKO Group Holdings, Inc.	27,454	4,991,412
		$13,806,205
Medical & Health Technology & Services – 1.0%
McKesson Corp.	10,962	$9,385,555
Medical Equipment – 1.2%
Medtronic PLC	126,321	$10,786,550
Metals & Mining – 1.6%
Rio Tinto PLC	151,122	$14,809,850
Natural Gas - Pipeline – 0.4%
Enbridge, Inc.	66,207	$3,602,575
Network & Telecom – 0.8%
Qualcomm, Inc.	48,316	$7,131,925
Non-Global Systemically Important Banks – 4.5%
American Express Co.	35,572	$11,961,085
PNC Financial Services Group, Inc.	24,230	6,054,350
Popular, Inc.	134,116	23,498,464
		$41,513,899
Oil Services – 1.9%
TechnipFMC PLC	240,504	$17,234,517
Pharmaceuticals & Biotechnology – 7.9%
Bristol-Myers Squibb Co.	149,294	$9,750,391
Gilead Sciences, Inc.	86,605	11,276,837
GSK PLC	289,123	7,486,195
Johnson & Johnson	97,719	25,050,266
Pfizer, Inc.	778,932	19,481,089
		$73,044,778
Real Estate – 3.0%
Essential Properties Realty Trust, REIT	350,083	$10,954,097
W.P. Carey, Inc., REIT	227,754	16,762,694
		$27,716,791

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 2.0%
Cousins Properties, Inc., REIT	299,189	$9,439,413
Highwoods Properties, Inc., REIT	280,971	9,308,569
		$18,747,982
Restaurants – 1.4%
Aramark	221,911	$12,642,270
Retail & E-commerce – 5.5%
Amazon.com, Inc. (a)	57,788	$15,694,065
Home Depot, Inc.	33,276	11,046,301
Ross Stores, Inc.	29,650	7,444,225
Target Corp.	45,314	6,547,420
TJX Cos., Inc.	62,482	9,830,918
		$50,562,929
Semiconductor & Electronic Components – 3.7%
Broadcom, Inc.	18,881	$7,349,996
KLA Corp.	26,194	4,788,787
Lam Research Corp.	32,721	9,587,907
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,524	12,339,327
		$34,066,017
Software – 3.7%
Intuit, Inc.	13,427	$4,243,872
Microsoft Corp.	46,439	21,581,132
Pegasystems, Inc.	64,837	1,980,770
Salesforce, Inc.	32,539	5,987,827
		$33,793,601
Tobacco – 2.5%
Altria Group, Inc.	93,494	$6,388,445
British American Tobacco PLC	179,582	10,902,582
Philip Morris International, Inc.	29,082	5,549,427
		$22,840,454
Transportation & Logistics – 0.4%
Union Pacific Corp.	12,155	$3,550,840
Utilities – 3.2%
Duke Energy Corp.	39,586	$4,965,272
Edison International	104,197	7,644,934
Portland General Electric Co.	349,253	17,228,650
		$29,838,856
Total Common Stocks (Identified Cost, $667,644,286)		$885,097,977
Convertible Preferred Stocks – 2.4%
Aerospace & Defense – 0.4%
Boeing Co., 6%, 10/15/2027	59,884	$4,000,850

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – continued
Utilities – 2.0%
NextEra Energy, Inc., 7.234%, 11/01/2027	181,893	$8,900,024
PG&E Corp., 6%, 12/01/2027 (l)	219,888	9,325,450
		$18,225,474
Total Convertible Preferred Stocks (Identified Cost, $21,011,991)		$22,226,324
Convertible Bonds – 0.2%
Utilities – 0.2%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $1,678,000)	$1,678,000	$1,720,789
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $9,781,079)	9,780,876	$9,782,832
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.62% (j) (Identified Cost, $6,866,650)	6,866,650	$6,866,650
Other Assets, Less Liabilities – (0.3)%		(3,081,587)
Net Assets – 100.0%		$922,612,985

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,782,832 and
$915,911,740, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 Assets
Investments in unaffiliated issuers, at value, including $6,570,752 of securities on loan (identified cost, $697,200,927)	$915,911,740
Investments in affiliated issuers, at value (identified cost, $9,781,079)	9,782,832
Foreign currency, at value (identified cost, $6)	6
Receivables for
Fund shares sold	3,018,025
Interest and dividends	1,481,497
Receivable from investment adviser	7,784
Other assets	612
Total assets	$930,202,496
Liabilities
Payables for
Fund shares reacquired	$411,962
Collateral for securities loaned, at value	6,866,650
Payable to affiliates
Administrative services fee	735
Shareholder servicing costs	161,811
Distribution and service fees	7,825
Payable for independent Trustees' compensation	2,894
Accrued expenses and other liabilities	137,634
Total liabilities	$7,589,511
Net assets	$922,612,985
Net assets consist of
Paid-in capital	$658,339,360
Total distributable earnings (loss)	264,273,625
Net assets	$922,612,985
Shares of beneficial interest outstanding	36,008,656

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$486,593,350	19,029,324	$25.57
Class B	1,336,787	52,117	25.65
Class C	16,915,559	660,590	25.61
Class I	264,589,481	10,337,773	25.59
Class R1	1,184,150	46,133	25.67
Class R2	758,339	29,560	25.65
Class R3	8,495,539	331,365	25.64
Class R4	5,428,146	212,045	25.60
Class R6	137,311,634	5,309,749	25.86

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.13 [100 / 94.25 x $25.57]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$19,048,683
Dividends from affiliated issuers	233,434
Interest	71,436
Income on securities loaned	55,412
Other	27,890
Foreign taxes withheld	(274,631)
Total investment income	$19,162,224
Expenses
Management fee	$3,697,276
Distribution and service fees	1,252,221
Shareholder servicing costs	572,314
Administrative services fee	107,876
Independent Trustees' compensation	16,622
Custodian fee	50,015
Shareholder communications	36,846
Audit and tax fees	69,034
Legal fees	3,828
Miscellaneous	241,555
Total expenses	$6,047,587
Reduction of expenses by investment adviser and distributor	(234,065)
Net expenses	$5,813,522
Net investment income (loss)	$13,348,702
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$67,185,489
Affiliated issuers	207
Foreign currency	(6,807)
Net realized gain (loss)	$67,178,889
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$98,507,539
Affiliated issuers	1,753
Translation of assets and liabilities in foreign currencies	(3,876)
Net unrealized gain (loss)	$98,505,416
Net realized and unrealized gain (loss)	$165,684,305
Change in net assets from operations	$179,033,007
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/26	7/31/25
Change in net assets
From operations
Net investment income (loss)	$13,348,702	$12,312,415
Net realized gain (loss)	67,178,889	55,237,536
Net unrealized gain (loss)	98,505,416	(19,121,713)
Change in net assets from operations	$179,033,007	$48,428,238
Total distributions to shareholders	$(78,879,084)	$(35,796,716)
Change in net assets from fund share transactions	$170,101,605	$62,450,421
Total change in net assets	$270,255,528	$75,081,943
Net assets
At beginning of period	652,357,457	577,275,514
At end of period	$922,612,985	$652,357,457
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.58	$22.21	$19.54	$18.56	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.42	$0.38	$0.39	$0.34
Net realized and unrealized gain (loss)	5.25	1.25	3.08	1.67	(0.60)
Total from investment operations	$5.66	$1.67	$3.46	$2.06	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.45)	$(0.36)	$(0.33)	$(0.31)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.67)	$(1.30)	$(0.79)	$(1.08)	$(1.63)
Net asset value, end of period (x)	$25.57	$22.58	$22.21	$19.54	$18.56
Total return (%) (r)(s)(t)(x)	26.97	7.85	18.28	11.69	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.92	0.95	0.96	0.97
Expenses after expense reductions	0.88	0.88	0.87	0.88	0.88
Net investment income (loss)	1.72	1.95	1.89	2.13	1.72
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$486,593	$385,946	$356,473	$283,793	$233,755

Class B	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.63	$22.24	$19.56	$18.57	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.23	$0.25	$0.19
Net realized and unrealized gain (loss)	5.27	1.25	3.08	1.67	(0.59)
Total from investment operations	$5.50	$1.51	$3.31	$1.92	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.27)	$(0.20)	$(0.18)	$(0.16)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.48)	$(1.12)	$(0.63)	$(0.93)	$(1.48)
Net asset value, end of period (x)	$25.65	$22.63	$22.24	$19.56	$18.57
Total return (%) (r)(s)(t)(x)	26.03	7.04	17.37	10.87	(2.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66	1.67	1.69	1.71	1.72
Expenses after expense reductions	1.63	1.63	1.62	1.63	1.63
Net investment income (loss)	0.99	1.20	1.16	1.38	0.97
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$1,337	$1,728	$2,640	$3,326	$3,307

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class C	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.60	$22.23	$19.56	$18.56	$20.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.23	$0.25	$0.19
Net realized and unrealized gain (loss)	5.27	1.24	3.08	1.68	(0.60)
Total from investment operations	$5.50	$1.50	$3.31	$1.93	$(0.41)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.28)	$(0.21)	$(0.18)	$(0.16)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.49)	$(1.13)	$(0.64)	$(0.93)	$(1.48)
Net asset value, end of period (x)	$25.61	$22.60	$22.23	$19.56	$18.56
Total return (%) (r)(s)(t)(x)	26.08	7.02	17.36	10.92	(2.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66	1.67	1.70	1.71	1.71
Expenses after expense reductions	1.63	1.63	1.62	1.63	1.63
Net investment income (loss)	0.97	1.20	1.14	1.39	0.97
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$16,916	$14,073	$14,766	$14,066	$14,440

Class I	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.59	$22.22	$19.56	$18.57	$20.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.48	$0.42	$0.44	$0.39
Net realized and unrealized gain (loss)	5.27	1.25	3.08	1.67	(0.60)
Total from investment operations	$5.73	$1.73	$3.50	$2.11	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.51)	$(0.41)	$(0.37)	$(0.36)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.73)	$(1.36)	$(0.84)	$(1.12)	$(1.68)
Net asset value, end of period (x)	$25.59	$22.59	$22.22	$19.56	$18.57
Total return (%) (r)(s)(t)(x)	27.31	8.11	18.50	12.02	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66	0.67	0.70	0.71	0.72
Expenses after expense reductions	0.63	0.63	0.62	0.63	0.63
Net investment income (loss)	1.95	2.20	2.10	2.40	1.97
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$264,589	$162,086	$121,635	$59,721	$52,365

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.65	$22.27	$19.60	$18.62	$20.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.26	$0.23	$0.25	$0.18
Net realized and unrealized gain (loss)	5.28	1.25	3.08	1.68	(0.58)
Total from investment operations	$5.51	$1.51	$3.31	$1.93	$(0.40)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.28)	$(0.21)	$(0.20)	$(0.20)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.49)	$(1.13)	$(0.64)	$(0.95)	$(1.52)
Net asset value, end of period (x)	$25.67	$22.65	$22.27	$19.60	$18.62
Total return (%) (r)(s)(t)(x)	26.08	7.03	17.35	10.85	(2.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.66	1.67	1.70	1.71	1.73
Expenses after expense reductions	1.63	1.63	1.62	1.63	1.63
Net investment income (loss)	0.97	1.21	1.14	1.37	0.93
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$1,184	$954	$1,250	$1,023	$740

Class R2	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.64	$22.27	$19.62	$18.62	$20.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.37	$0.32	$0.35	$0.29
Net realized and unrealized gain (loss)	5.27	1.25	3.09	1.68	(0.60)
Total from investment operations	$5.62	$1.62	$3.41	$2.03	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.40)	$(0.33)	$(0.28)	$(0.26)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.61)	$(1.25)	$(0.76)	$(1.03)	$(1.58)
Net asset value, end of period (x)	$25.65	$22.64	$22.27	$19.62	$18.62
Total return (%) (r)(s)(t)(x)	26.67	7.57	17.90	11.49	(1.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.16	1.17	1.20	1.21	1.21
Expenses after expense reductions	1.13	1.13	1.12	1.13	1.13
Net investment income (loss)	1.47	1.70	1.58	1.89	1.45
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$758	$623	$485	$189	$128

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.63	$22.25	$19.58	$18.59	$20.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.42	$0.38	$0.38	$0.33
Net realized and unrealized gain (loss)	5.29	1.26	3.08	1.68	(0.59)
Total from investment operations	$5.68	$1.68	$3.46	$2.06	$(0.26)
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.45)	$(0.36)	$(0.32)	$(0.31)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.67)	$(1.30)	$(0.79)	$(1.07)	$(1.63)
Net asset value, end of period (x)	$25.64	$22.63	$22.25	$19.58	$18.59
Total return (%) (r)(s)(t)(x)	27.00	7.87	18.23	11.72	(1.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91	0.92	0.95	0.96	0.97
Expenses after expense reductions	0.88	0.88	0.87	0.88	0.88
Net investment income (loss)	1.63	1.95	1.89	2.05	1.73
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$8,496	$2,413	$2,662	$2,435	$1,918

Class R4	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.60	$22.23	$19.56	$18.57	$20.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.48	$0.43	$0.43	$0.30
Net realized and unrealized gain (loss)	5.27	1.25	3.08	1.68	(0.52)
Total from investment operations	$5.73	$1.73	$3.51	$2.11	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.51)	$(0.41)	$(0.37)	$(0.36)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.73)	$(1.36)	$(0.84)	$(1.12)	$(1.68)
Net asset value, end of period (x)	$25.60	$22.60	$22.23	$19.56	$18.57
Total return (%) (r)(s)(t)(x)	27.31	8.11	18.55	12.02	(1.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.66	0.67	0.70	0.71	0.73
Expenses after expense reductions	0.63	0.63	0.62	0.63	0.64
Net investment income (loss)	1.96	2.19	2.14	2.37	1.61
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$5,428	$3,076	$3,032	$2,510	$2,187

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$22.80	$22.42	$19.72	$18.72	$20.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.50	$0.45	$0.45	$0.41
Net realized and unrealized gain (loss)	5.33	1.25	3.11	1.68	(0.60)
Total from investment operations	$5.81	$1.75	$3.56	$2.13	$(0.19)
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.52)	$(0.43)	$(0.38)	$(0.38)
From net realized gain	(2.21)	(0.85)	(0.43)	(0.75)	(1.32)
Total distributions declared to shareholders	$(2.75)	$(1.37)	$(0.86)	$(1.13)	$(1.70)
Net asset value, end of period (x)	$25.86	$22.80	$22.42	$19.72	$18.72
Total return (%) (r)(s)(t)(x)	27.43	8.16	18.63	12.07	(1.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.60	0.63	0.63	0.64
Expenses after expense reductions	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.03	2.28	2.20	2.46	2.05
Portfolio turnover rate	43	40	45	42	42
Net assets at end of period (000 omitted)	$137,312	$81,458	$74,333	$51,053	$39,184

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Equity Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

MFS Equity Income Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$796,901,158	$—	$—	$796,901,158
United Kingdom	—	33,198,627	—	33,198,627
Canada	24,133,994	—	—	24,133,994
France	—	18,230,358	—	18,230,358
Taiwan	12,339,327	—	—	12,339,327
Italy	—	10,203,347	—	10,203,347
Brazil	6,889,997	—	—	6,889,997
Netherlands	—	5,427,493	—	5,427,493
U.S. Corporate Bonds	—	1,720,789	—	1,720,789
Investment Companies	16,649,482	—	—	16,649,482
Total	$856,913,958	$68,780,614	$—	$925,694,572
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.

MFS Equity Income Fund
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $6,570,752.  The fair value of the fund's investment securities on loan and a related liability of $6,866,650 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and certain preferred stock treated as debt for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS Equity Income Fund
Notes to Financial Statements  - continued
	Year ended 7/31/26	Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$19,458,456	$19,575,181
Long-term capital gains	59,420,628	16,221,535
Total distributions	$78,879,084	$35,796,716
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$708,981,681
Gross appreciation	239,814,208
Gross depreciation	(23,101,317)
Net unrealized appreciation (depreciation)	$216,712,891
Undistributed ordinary income	14,443,274
Undistributed long-term capital gain	33,106,594
Other temporary differences	10,866
Total distributable earnings (loss)	$264,273,625
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/26	Year ended 7/31/25
Class A	$45,677,579	$21,199,414
Class B	174,211	116,470
Class C	1,474,015	721,253
Class I	19,920,915	8,497,523
Class R1	105,839	51,441
Class R2	73,605	28,032
Class R3	305,332	150,257
Class R4	388,845	193,289
Class R6	10,758,743	4,839,037
Total	$78,879,084	$35,796,716
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this management fee reduction amounted to $101,745, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.

MFS Equity Income Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this reduction amounted to $132,274, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $78,297 for the year ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,068,059
Class B	0.75%	0.25%	1.00%	1.00%	16,278
Class C	0.75%	0.25%	1.00%	1.00%	146,163
Class R1	0.75%	0.25%	1.00%	1.00%	10,511
Class R2	0.25%	0.25%	0.50%	0.50%	3,502
Class R3	—	0.25%	0.25%	0.25%	7,708
Total Distribution and Service Fees					$1,252,221
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2026, this rebate amounted to $46 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2026, were as follows:
Amount
Class A	$3,611
Class B	—
Class C	870
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2026, the fee was $69,482, which equated to 0.0094% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $502,832.

MFS Equity Income Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$86
8/19/2024	Redemption	Class B	3	75
8/19/2024	Redemption	Class C	3	69
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	5,439	120,206
8/19/2024	Redemption	Class R3	2	53
8/19/2024	Redemption	Class R4	3	65
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2026, this reimbursement amounted to $27,793, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $411,292,902 and $315,490,420, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,657,936	$62,757,443	2,948,824	$63,520,632
Class B	3,008	70,146	3,329	71,873
Class C	153,650	3,695,182	123,471	2,674,867
Class I	5,044,988	121,489,693	3,169,193	68,440,938
Class R1	1,086	25,644	2,980	64,908
Class R2	2,563	59,558	7,826	171,655
Class R3	232,481	5,854,738	10,119	220,139
Class R4	72,431	1,751,261	18,445	396,224
Class R6	2,401,359	58,247,143	1,085,851	23,739,004
	10,569,502	$253,950,808	7,370,038	$159,300,240

MFS Equity Income Fund
Notes to Financial Statements  - continued
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,048,331	$45,632,501	979,275	$21,181,577
Class B	7,820	174,211	5,375	116,324
Class C	66,166	1,473,938	33,323	721,253
Class I	889,032	19,835,408	387,016	8,379,758
Class R1	4,741	105,839	2,371	51,441
Class R2	3,295	73,605	1,292	28,032
Class R3	13,683	305,332	6,933	150,257
Class R4	17,397	388,845	8,929	193,289
Class R6	466,471	10,518,139	213,143	4,655,281
	3,516,936	$78,507,818	1,637,657	$35,477,212
Shares reacquired
Class A	(2,772,078)	$(65,004,041)	(2,885,673)	$(61,955,074)
Class B	(35,083)	(831,886)	(51,044)	(1,094,059)
Class C	(181,848)	(4,253,900)	(198,443)	(4,330,048)
Class I	(2,769,835)	(64,589,996)	(1,855,728)	(40,367,127)
Class R1	(1,786)	(40,048)	(19,386)	(422,047)
Class R2	(3,827)	(92,750)	(3,358)	(72,909)
Class R3	(21,435)	(500,759)	(30,051)	(641,294)
Class R4	(13,888)	(342,002)	(27,691)	(598,927)
Class R6	(1,130,222)	(26,701,639)	(1,042,853)	(22,845,546)
	(6,930,002)	$(162,357,021)	(6,114,227)	$(132,327,031)
Net change
Class A	1,934,189	$43,385,903	1,042,426	$22,747,135
Class B	(24,255)	(587,529)	(42,340)	(905,862)
Class C	37,968	915,220	(41,649)	(933,928)
Class I	3,164,185	76,735,105	1,700,481	36,453,569
Class R1	4,041	91,435	(14,035)	(305,698)
Class R2	2,031	40,413	5,760	126,778
Class R3	224,729	5,659,311	(12,999)	(270,898)
Class R4	75,940	1,798,104	(317)	(9,414)
Class R6	1,737,608	42,063,643	256,141	5,548,739
	7,156,436	$170,101,605	2,893,468	$62,450,421
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2026, the fund’s commitment fee and interest expense were $3,286 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Equity Income Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,641,415	$102,308,025	$95,168,568	$207	$1,753	$9,782,832

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$233,434	$—

MFS Equity Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Equity Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2026

MFS Equity Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $69,324,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 65.93% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement
MFS Equity Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
 In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2025 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

MFS Intrinsic Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Intrinsic Equity Fund
Portfolio of Investments − 7/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Alcoholic Beverages – 0.5%
Diageo PLC	716	$15,772
Pernod Ricard S.A.	123	9,663
		$25,435
Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	812	$85,455
Northern Trust Corp.	309	56,297
		$141,752
Business Services – 3.2%
Accenture PLC, “A”	171	$28,372
Morningstar, Inc.	130	25,034
TransUnion	750	58,965
Verisk Analytics, Inc., “A”	230	44,816
		$157,187
Chemicals – 1.6%
Corteva, Inc.	728	$57,301
RPM International, Inc.	187	20,022
		$77,323
Construction – 7.1%
Allegion PLC	401	$63,117
CRH PLC	801	76,103
Ferguson Enterprises, Inc.	239	56,005
Martin Marietta Materials, Inc.	58	30,458
Simpson Manufacturing Co., Inc.	263	49,376
Vulcan Materials Co.	198	53,177
Watsco, Inc.	56	17,321
		$345,557
Consumer Products – 5.9%
Colgate-Palmolive Co.	1,381	$126,085
Haleon PLC	15,899	77,848
International Flavors & Fragrances, Inc.	1,068	84,607
		$288,540
Diversified Financial Services – 4.2%
CME Group, Inc.	394	$105,509
Moody's Corp.	125	59,797
S&P Global, Inc.	91	37,486
		$202,792
Electrical Equipment – 2.4%
Emerson Electric Co.	389	$58,280
Hubbell, Inc.	123	58,124
		$116,404
UIVFS-ANN
1

MFS Intrinsic Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.7%
ConocoPhillips	623	$75,059
TotalEnergies SE	660	58,622
		$133,681
Global Systemically Important Banks – 3.5%
Bank of America Corp.	1,820	$112,749
Wells Fargo & Co.	699	60,428
		$173,177
Insurance – 5.0%
Aon PLC	255	$91,940
Marsh & McLennan Cos., Inc.	326	61,839
Willis Towers Watson PLC	269	90,363
		$244,142
Machinery & Tools – 6.1%
Graco, Inc.	202	$16,035
Ingersoll Rand, Inc.	526	43,858
MSA Safety, Inc.	248	47,187
Nordson Corp.	203	60,449
Wabtec Corp.	156	45,374
Watts Water Technologies, “A”	239	82,644
		$295,547
Medical & Health Technology & Services – 1.2%
Solventum Corp. (a)	697	$59,552
Medical Equipment – 12.9%
Abbott Laboratories	763	$80,649
Agilent Technologies, Inc.	661	91,463
Becton, Dickinson and Co.	590	97,716
Bio-Rad Laboratories, Inc., “A” (a)	193	62,818
Boston Scientific Corp. (a)	1,595	74,534
Danaher Corp.	192	37,436
STERIS PLC	358	81,767
Waters Corp. (a)	274	103,383
		$629,766
Metals & Mining – 9.3%
Agnico Eagle Mines Ltd.	337	$48,925
Franco-Nevada Corp.	522	111,054
Glencore PLC	3,614	26,448
Hecla Mining Co.	881	12,440
MP Materials Corp. (a)	225	9,308
Royal Gold, Inc.	342	67,836
Teck Resources Ltd.	1,029	61,923
Wheaton Precious Metals Corp.	1,067	116,058
		$453,992
2

MFS Intrinsic Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – 2.0%
AIB Group PLC	4,358	$51,536
Resona Holdings, Inc.	3,400	46,597
		$98,133
Pharmaceuticals & Biotechnology – 1.1%
Zoetis, Inc.	711	$54,953
Real Estate – 1.1%
CBRE Group, Inc., “A” (a)	366	$53,732
Retail & E-commerce – 7.4%
Amazon.com, Inc. (a)	1,059	$287,603
BJ's Wholesale Club Holdings, Inc. (a)	755	73,824
		$361,427
Semiconductor & Electronic Components – 5.9%
Analog Devices, Inc.	278	$102,140
Applied Materials, Inc.	19	9,646
KLA Corp.	120	21,938
Lam Research Corp.	28	8,205
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	364	147,147
		$289,076
Software – 9.9%
Autodesk, Inc. (a)	251	$58,784
Cadence Design Systems, Inc. (a)	109	37,062
Microsoft Corp.	700	325,304
Pegasystems, Inc.	529	16,161
PTC, Inc. (a)	171	23,461
Synopsys, Inc. (a)	53	20,605
		$481,377
Transportation & Logistics – 1.6%
Canadian Pacific Kansas City Ltd.	425	$37,778
Union Pacific Corp.	138	40,314
		$78,092
Travel, Gaming, & Lodging – 0.4%
Flutter Entertainment PLC (a)	176	$18,387
Total Common Stocks (Identified Cost, $3,712,425)		$4,780,024
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $163,749)	163,741	$163,773
Other Assets, Less Liabilities – (1.2)%		(60,827)
Net Assets – 100.0%		$4,882,970
3

MFS Intrinsic Equity Fund
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $163,773 and
$4,780,024, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Intrinsic Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,712,425)	$4,780,024
Investments in affiliated issuers, at value (identified cost, $163,749)	163,773
Foreign currency, at value (identified cost, $2)	2
Receivables for
Dividends	2,342
Receivable from investment adviser	12,809
Other assets	28
Total assets	$4,958,978
Liabilities
Payable to affiliates
Administrative services fee	$94
Shareholder servicing costs	412
Distribution and service fees	38
Payable for independent Trustees' compensation	502
Payable for audit and tax fees	66,498
Accrued expenses and other liabilities	8,464
Total liabilities	$76,008
Net assets	$4,882,970
Net assets consist of
Paid-in capital	$3,639,685
Total distributable earnings (loss)	1,243,285
Net assets	$4,882,970
Shares of beneficial interest outstanding	374,970

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,070,442	82,258	$13.01
Class C	291,954	22,900	12.75
Class I	668,289	51,223	13.05
Class R1	79,338	6,224	12.75
Class R2	81,107	6,238	13.00
Class R3	82,008	6,294	13.03
Class R4	81,380	6,233	13.06
Class R6	2,528,452	193,600	13.06

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.80 [100 / 94.25 x $13.01]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
5

MFS Intrinsic Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$56,935
Dividends from affiliated issuers	4,380
Other	7
Foreign taxes withheld	(1,192)
Total investment income	$60,130
Expenses
Management fee	$27,709
Distribution and service fees	6,673
Shareholder servicing costs	2,902
Administrative services fee	17,500
Independent Trustees' compensation	3,004
Custodian fee	3,010
Shareholder communications	8,381
Audit and tax fees	67,549
Legal fees	118
Registration fees	126,248
Miscellaneous	32,819
Total expenses	$295,913
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(259,950)
Net expenses	$35,959
Net investment income (loss)	$24,171
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$244,440
Affiliated issuers	(34)
Foreign currency	20
Net realized gain (loss)	$244,426
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$127,163
Affiliated issuers	24
Net unrealized gain (loss)	$127,187
Net realized and unrealized gain (loss)	$371,613
Change in net assets from operations	$395,784
See Notes to Financial Statements
6

MFS Intrinsic Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/26	7/31/25
Change in net assets
From operations
Net investment income (loss)	$24,171	$23,876
Net realized gain (loss)	244,426	311,695
Net unrealized gain (loss)	127,187	30,454
Change in net assets from operations	$395,784	$366,025
Total distributions to shareholders	$(288,098)	$(118,399)
Change in net assets from fund share transactions	$344,104	$(954,392)
Total change in net assets	$451,790	$(706,766)
Net assets
At beginning of period	4,431,180	5,137,946
At end of period	$4,882,970	$4,431,180
See Notes to Financial Statements
7

MFS Intrinsic Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.75	$12.06	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	1.02	0.91	1.63	1.05	(0.65)
Total from investment operations	$1.07	$0.96	$1.68	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.03)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.27)	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$13.01	$12.75	$12.06	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	8.68	8.04	16.20	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.51	5.85	6.28	7.80	7.90 (a)
Expenses after expense reductions (f)	0.90	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.41	0.39	0.43	0.39	0.15 (a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$1,070	$1,015	$1,339	$678	$154

Class C	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.56	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.00	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.96	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.77)	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.75	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	7.94	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.29	6.67	7.18	7.99	8.46 (a)
Expenses after expense reductions (f)	1.65	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.35)	(0.36)	(0.30)	(0.37)	(0.59)(a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$292	$262	$250	$161	$56

See Notes to Financial Statements
8

MFS Intrinsic Equity Fund
Financial Highlights - continued
Class I	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.78	$12.10	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.07	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.03	0.91	1.64	1.05	(0.65)
Total from investment operations	$1.11	$0.98	$1.72	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$13.05	$12.78	$12.10	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	9.05	8.21	16.56	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.22	5.95	6.26	7.60	7.34 (a)
Expenses after expense reductions (f)	0.65	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.65	0.60	0.70	0.62	0.37 (a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$668	$536	$1,132	$875	$444

Class R1	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.56	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.04)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.00	0.89	1.62	1.05	(0.65)
Total from investment operations	$0.96	$0.85	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.77)	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.75	$12.56	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	7.94	7.20	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.30	6.68	7.29	9.14	8.71 (a)
Expenses after expense reductions (f)	1.65	1.65	1.64	1.64	1.63 (a)
Net investment income (loss)	(0.35)	(0.37)	(0.29)	(0.37)	(0.59)(a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$79	$74	$69	$59	$47

See Notes to Financial Statements
9

MFS Intrinsic Equity Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.74	$12.06	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.02	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	1.02	0.90	1.63	1.06	(0.64)
Total from investment operations	$1.04	$0.92	$1.65	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.78)	$(0.24)	$(0.01)	$(0.00)	$—
Net asset value, end of period (x)	$13.00	$12.74	$12.06	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	8.46	7.73	15.87	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.80	6.18	6.78	8.64	8.21 (a)
Expenses after expense reductions (f)	1.15	1.15	1.14	1.14	1.13 (a)
Net investment income (loss)	0.15	0.13	0.20	0.12	(0.11)(a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$81	$75	$69	$60	$47

Class R3	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.77	$12.08	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.05	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss)	1.02	0.91	1.64	1.06	(0.65)
Total from investment operations	$1.07	$0.96	$1.69	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.04)	$(0.02)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.81)	$(0.27)	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$13.03	$12.77	$12.08	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	8.71	8.05	16.22	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.55	5.93	6.53	8.38	7.95 (a)
Expenses after expense reductions (f)	0.90	0.90	0.89	0.89	0.88 (a)
Net investment income (loss)	0.40	0.38	0.45	0.38	0.13 (a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$82	$75	$70	$60	$47

See Notes to Financial Statements
10

MFS Intrinsic Equity Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.79	$12.10	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.03	0.91	1.63	1.06	(0.65)
Total from investment operations	$1.11	$0.99	$1.71	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$13.06	$12.79	$12.10	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	9.04	8.30	16.45	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.30	5.68	6.28	8.13	7.70 (a)
Expenses after expense reductions (f)	0.65	0.65	0.64	0.64	0.63 (a)
Net investment income (loss)	0.65	0.63	0.71	0.63	0.39 (a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$81	$75	$69	$59	$47

Class R6	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22 (c)
Net asset value, beginning of period	$12.80	$12.11	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.08	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.01	0.91	1.64	1.06	(0.65)
Total from investment operations	$1.10	$0.99	$1.72	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.77)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.84)	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$13.06	$12.80	$12.11	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	8.99	8.32	16.57	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.27	5.64	6.26	8.12	7.69 (a)
Expenses after expense reductions (f)	0.62	0.62	0.62	0.62	0.62 (a)
Net investment income (loss)	0.68	0.66	0.73	0.64	0.40 (a)
Portfolio turnover rate	26	36	16	18	7 (n)
Net assets at end of period (000 omitted)	$2,528	$2,319	$2,141	$1,837	$1,639

See Notes to Financial Statements
11

MFS Intrinsic Equity Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Intrinsic Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS Intrinsic Equity Fund (formerly MFS Intrinsic Value Fund) (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
13

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,970,653	$—	$—	$3,970,653
Canada	375,738	—	—	375,738
Taiwan	147,147	—	—	147,147
United Kingdom	120,068	—	—	120,068
France	—	68,285	—	68,285
Ireland	51,536	—	—	51,536
Japan	—	46,597	—	46,597
Investment Companies	163,773	—	—	163,773
Total	$4,828,915	$114,882	$—	$4,943,797
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
14

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/26	Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$20,049	$27,650
Long-term capital gains	268,049	90,749
Total distributions	$288,098	$118,399
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$3,911,778
Gross appreciation	1,205,835
Gross depreciation	(173,816)
Net unrealized appreciation (depreciation)	$1,032,019
Undistributed ordinary income	24,072
Undistributed long-term capital gain	187,184
Other temporary differences	10
Total distributable earnings (loss)	$1,243,285
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
	Year ended 7/31/26	Year ended 7/31/25
Class A	$62,663	$25,444
Class C	16,353	4,428
Class I	36,445	28,504
Class R1	4,529	1,278
Class R2	4,591	1,401
Class R3	4,804	1,578
Class R4	4,929	1,724
Class R6	153,784	54,042
Total	$288,098	$118,399
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this management fee reduction amounted to $635, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this reduction amounted to $259,315, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $765 for the year ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,576
Class C	0.75%	0.25%	1.00%	1.00%	2,753
Class R1	0.75%	0.25%	1.00%	1.00%	760
Class R2	0.25%	0.25%	0.50%	0.50%	388
Class R3	—	0.25%	0.25%	0.25%	196
Total Distribution and Service Fees					$6,673
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2026, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2026, were as follows:
Amount
Class A	$45
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2026, the fee was $1,618, which equated to 0.0350% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,284.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.3789% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 15,113 shares of Class A for an aggregate amount of $181,661.
At July 31, 2026, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4) Portfolio Securities
For the year ended July 31, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,169,899 and $1,186,488, respectively.
17

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	12,318	$158,279	20,716	$249,691
Class C	1,198	15,170	1,102	12,971
Class I	6,559	80,077	2,391	29,182
	20,075	$253,526	24,209	$291,844
Shares issued to shareholders in reinvestment of distributions
Class A	5,066	$62,663	2,067	$25,444
Class C	1,337	16,353	363	4,428
Class I	2,932	36,445	2,312	28,504
Class R1	370	4,529	106	1,278
Class R2	369	4,591	114	1,401
Class R3	387	4,804	127	1,578
Class R4	397	4,929	139	1,724
Class R6	12,362	153,784	4,383	54,042
	23,220	$288,098	9,611	$118,399
Shares reacquired
Class A	(14,753)	$(188,707)	(54,170)	$(651,701)
Class C	(492)	(6,095)	(1,530)	(18,091)
Class I	(211)	(2,718)	(56,286)	(694,843)
	(15,456)	$(197,520)	(111,986)	$(1,364,635)
Net change
Class A	2,631	$32,235	(31,387)	$(376,566)
Class C	2,043	25,428	(65)	(692)
Class I	9,280	113,804	(51,583)	(637,157)
Class R1	370	4,529	106	1,278
Class R2	369	4,591	114	1,401
Class R3	387	4,804	127	1,578
Class R4	397	4,929	139	1,724
Class R6	12,362	153,784	4,383	54,042
	27,839	$344,104	(78,166)	$(954,392)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2026, the fund’s commitment fee and interest expense were $21 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
18

MFS Intrinsic Equity Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended July 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,033	$776,598	$669,848	$(34)	$24	$163,773

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,380	$—
19

MFS Intrinsic Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Intrinsic Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Intrinsic Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2026
20

MFS Intrinsic Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $298,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Intrinsic Equity Fund
Board Review of Investment Advisory Agreement
MFS Intrinsic Equity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this three-year period and was in the 4th quintile for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on February 8, 2022, and has a limited operating history and performance record; therefore, no performance data for the five-year period was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and  related factors, the Trustees concluded, within the context
23

MFS Intrinsic Equity Fund
Board Review of Investment Advisory Agreement - continued
of their overall conclusions regarding  the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees also considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.
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ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2026

*  Print name and title of each signing officer under his or her signature.